Convertible Redeemable Preferred Shares	12 Months Ended
Mar. 31, 2023
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

NOTE 12 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

Before Recapitalization, YS Group had two classes of preferred shares: Series A and Series B (collectively, the “Convertible Redeemable Preferred Shares”) with Series A consists of Series A and A-1. These Convertible Redeemable Preferred Shares are classified outside of the shareholders’ equity section of YS Group’s consolidated balance sheets because these shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of YS Group.

Series A

On December 10, 2012, pursuant to the Series A redeemable convertible preferred share purchase agreement and shareholders agreement (“Preferred Shares Agreements”), YS Biopharma issued 21,548,589 Series A redeemable convertible preferred shares (“Series A Preferred Share”) to Asia Ventures II L.P., and Beacon Bioventures Fund III Limited Partnership (renamed as “F-Prime Capital Partners Healthcare Fund III LP” on December 30, 2015), collectively with any of their respective affiliates which holds Series A Preferred Shares, at US$0.93 per share for US $20,000,000, of which 6,014,313 shares of Series A were transferred as Series A-1 on September 4, 2020.

Series A-1

On September 4, 2020, pursuant to the share purchase agreement entered into by and among Asia Ventures II L.P., (“Asia Ventures”), F-Prime Capital Partners Healthcare Fund III LP(“F-Prime”) and Haitong XuYu International Limited, Epiphron Capital (Hong Kong) Limited, 3W Global Investment Limited, OrbiMed New Horizons Master Fund, L.P. and HH SUM XXXVI Holdings Limited (collectively “Purchasers”), Asia Ventures and F-Prime transferred 6,014,313 Series A Preferred Shares to the Purchasers. As of March 31, 2022, 15,534,276 shares Series A and 6,014,313 shares Series A-1 were issued and outstanding.

Series B

In January 2021, the principal amount of Convertible Notes (see Note 12) together with the accrued interest of US $20,389,315 were converted into 18,393,610 Series B Preferred Shares at US $1.1085 per share, and the convertible note holders also exercised their call option rights under the Convertible Notes and converted into 9,660,324 Series B preferred shares at US $2.0703 per share.

In January 2021, YS Group raised US $88,000,000 by issuance of 36,129,245 Series B Preferred Shares to Oceanpine Investment Fund II LP, AIHC Master Fund, 3W Global Fund, MSA Growth Fund II, L.P., Epiphron Capital (Hong Kong) Limited, Wudaokou Capital Limited and Gennex China Growth Fund.

In February 2021, YS Group raised US $3,000,000 by way of issuance of 1,231,679 Series B Preferred Shares to Superstring Capital Master Fund LP.

On March 16, 2023, YS Biopharma closed its public offering. Thus, all the convertible redeemable preferred share were converted to ordinary shares on four-to-one basis at par value US$0.00002 as the agreements.

The following table summarizes YS Group’s outstanding Convertible Redeemable Preferred Shares for the three years ended March 31, 2023:

	Series A		Series A-1		Series B		Total	Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Carrying Value	Carrying Value
		(RMB)		(RMB)		(RMB)	(RMB)	(US$)
As of March 31, 2020	21,548,589	440,585,213	—	—	—	—	440,585,213	$69,403,171
Conversion of convertible notes	—	—	—	—	18,393,610	131,425,527	131,425,527	20,702,802
Call option under convertible notes	—	—	—	—	9,660,324	131,425,290	131,425,290	20,702,765
New insurance	—	—	—	—	37,360,924	597,987,709	597,987,709	94,197,995
Shares transferred	(6,014,313)	(68,232,451)	6,014,313	68,232,451	—	—	—	—
Accretion to redemption value	—	1,758,690	—	—	—	14,851,607	16,610,297	2,616,536
Foreign currency translation adjustment	—	(29,449,559)	—	(2,567,136)	—	(558,770)	(32,575,465)	(5,131,449)
As of March 31, 2021	15,534,276	344,661,893	6,014,313	65,665,315	65,414,858	875,131,363	1,285,458,571	$202,491,820

Accretion to redemption value	—	57,598,340	—	5,164,090	—	67,899,896	130,662,326	20,582,579
Foreign currency translation adjustment	—	(12,696,574)	—	(2,318,596)	—	(30,884,335)	(45,899,505)	(7,230,318)
As of March 31, 2022	15,534,276	389,563,659	6,014,313	68,510,809	65,414,858	912,146,924	1,370,221,392	$215,844,081

Accretion to redemption value		65,904,705		5,463,610		66,623,382	137,991,697	20,081,159
Foreign currency translation adjustment		34,734,369		5,866,010		77,857,300	118,457,680	795,044
Converted to ordinary shares	(15,534,276)	(490,202,733)	(6,014,313)	(79,840,429)	(65,414,858)	(1,056,627,606)	(1,626,670,769)	(236,720,284)
As of March 31, 2023	—	—	—	—	—	—	—	—

Convertible Preferred Stock Rights and Preferences

Conversion rights:    Each holder of the Preferred Shares has the right, at each holder’s sole discretion, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares. The initial conversion ratio shall be on a one for one basis, subject to certain general anti-dilution adjustments.

The Preferred Shares will be automatically converted into ordinary shares upon (i) the closing of an initial public offering (IPO) based on the applicable then-effective conversion price or (ii) upon the date specified by written consent or agreement of the holder of the majority of the then outstanding Preferred Shares, voting together as a single class on an as-converted basis.

The initial conversion price and conversion ratio is the stated issuance price of the Preferred Shares and on a one-for-one basis, respectively. The above conversion prices are subject to adjustments in the event that YS Biopharma issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by YS Biopharma less than the original respective conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

Voting rights:    Each holder of the Preferred Share is entitled to the number of votes equal to the number of ordinary shares into which such holder’s preferred shares could be converted. The holders of the Preferred Shares shall vote together with ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders.

Liquidation preference:    Upon any liquidation, dissolution or winding up of YS Biopharma, either voluntary or involuntary (a “Liquidation Event”), the assets of YS Biopharma available for distribution shall be distributed in the following order: (i) each Series B Holder shall be entitled to receive, prior and in preference to any distribution of any of the assets of YS Biopharma to the Series A Holders and the Ordinary Holders, an amount per Series B Preferred Share held by such Series B Holder equal to the applicable Original Series B Issue Price plus a single interest at the rate of 8% of the applicable Original Series B Issue Price on an annum basis accumulated from the Original Series B Issue Date to the date such Series B Holder actually receives such repayment, plus all declared and accrued but unpaid dividends on each such Series B Preferred Share (collectively, the “Series B Liquidation Preference”); if the assets available to be distributed among the Series B Holders shall be insufficient to permit the payment to such holders, then the assets of YS Biopharma legally available for distribution shall be all distributed to the Series B Holders that would otherwise be respectively qualified therefor and entitled thereon such Series B Liquidation Preference on a pro rata basis; (ii) after full payment of the Series B Liquidation Preference, each Series A Holder shall be entitled to receive, prior and in preference to any distribution of any of the assets of YS Biopharma to the Ordinary Holders, an amount per Series A Preferred Share held by such Series A Holder equal to the applicable Original Series A Issue Price plus a single interest at the rate of 8% of the applicable Original Series A Issue Price on an annum basis accumulated from the applicable Original Series A Issue Date to the date such Series A Holder actually receives such repayment, plus all declared and accrued but unpaid dividends on each such Series A Preferred Share (collectively, the “Series A Liquidation Preference”, together with the Series B Liquidation Preference, the “Liquidation Preference”); if the assets available to be distributed among the Series A Holders shall be insufficient to permit the payment to such holders, then the assets of YS Biopharma legally available for distribution shall be all distributed to the Series A Holders that would otherwise be respectively qualified therefor and entitled thereon such Series A Liquidation Preference on a pro rata basis; (iii) if there are assets of YS Biopharma available for distribution after payment of the Liquidation Preference referred to in clauses (i) and (ii) above, the remaining assets of YS Biopharma available for distribution to the Shareholders shall be distributed ratably among the Ordinary Holders and Preferred Holders on an as-converted basis.

Dividends:    No dividends, whether in cash, property, or shares of YS Biopharma or otherwise, shall be declared or paid on any other shares during any previous or current fiscal year of YS Biopharma unless and until a dividend in like or greater amount has first been declared or paid on each outstanding Preferred Share (on an as-if-converted basis). All accrued and unpaid dividends, if any shall, to the extent funds are legally available therefor and subject to YS Biopharma being able to pay its debts as they fall due and the value of YS Biopharma’s assets exceeding its liabilities immediately after any payment of such dividends, be mandatorily paid upon the earlier to occur of (i) a Liquidation Event, (ii) an optional conversion of Preferred Shares, (iii) an automatic conversion of Preferred Shares and (iv) a redemption of Preferred Shares. No dividends were declared by YS Biopharma’s Board of Directors to date.

Redemption right:    The Preferred Shares are redeemable at the option of the holders for all or any less portion of the Preferred Shares as provided herein at any time following:

•        The issuance date when YS Biopharma and its subsidiaries or any ordinary share holder has material default or breach of the Preferred Shares Agreements in terms of its representation, warranties, covenants and obligations and if such breach remains uncured for 30 days after holders of the Preferred Shares give a written request to YS Group; or

•        the third (3rd) anniversary of the Original Series B Issue Date, if a Qualified IPO is not achieved; In respect of the Series A Preferred Shares held by Asia Ventures and F-Prime, provided however that during the eighteen (18) months period after January 28, 2021, Asia Ventures and F-Prime shall not exercise its redemption rights pursuant to that if YS Group is still actively preparing for a Qualified IPO; In respect of the Series A Preferred Shares held by the Series A-1 Holders, at any time following the third (3rd) anniversary of January 28, 2021, if a Qualified IPO is not achieved; or

•        When Mr. Zhang, the Founder and Director of YS Biopharma ceases to be employed or provide service to YS Biopharma.

Since the Series A, Series A-1 and Series B Convertible Redeemable Preferred Shares are redeemable at a determinable price on a determinable date, at the option of the holder, or upon occurrence of an event that depends solely on the passage of time, these Convertible Redeemable Preferred Shares are accounted for as mezzanine equity on the consolidated balance sheets.

The mezzanine equity is carried at the higher of (1) the carrying amount after the attribution of net income of YS Group or (2) the expected redemption value. YS Group accretes for the difference between the initial carrying value and the ultimate redemption price using the effective interest rate method (17% annual compound interest for Series A, 8% annual compound interest for Series A-1 and Series B) from the issuance dates to the earliest possible redemption date.

On March 16, 2023, YS Biopharma Co., Ltd. (the “Company”) issued a press release that announced the completion of its business combination with Summit Healthcare Acquisition Corp, and that the ordinary shares and warrants of the Company are to begin trading on the Nasdaq Capital Market on March 17, 2023. Thus, all the convertible redeemable preferred shares were converted to the ordinary share at par value US$0.00002 on four-to-one basis.